SUMMARY OF MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Summary Of Significant Accounting Policies [Abstract]
SUMMARY OF MATERIAL ACCOUNTING POLICIES
2. SUMMARY OF MATERIAL ACCOUNTING POLICIES
The principal accounting policies adopted in the preparation of the financial statements are set out below. These policies have been consistently applied throughout the years presented.
BASIS OF PREPARATION
The consolidated financial statements of the Group have been prepared in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), and were approved and authorized for issuance by the board of directors on March 20, 2025.
The financial statements have been prepared on a historical cost basis. The preparation of financial statements in compliance with IFRS requires the use of certain critical accounting estimates. It also requires Group management to exercise judgment in applying the Group’s accounting policies. The areas where significant judgments and estimates have been made in preparing the financial statements and their effects are disclosed in Note 4.
New and Amended Standards Adopted by the Group in 2024
The Group has analyzed the following amendments to existing standards that are mandatory for the Group’s accounting period beginning on January 1, 2024, and determined they had limited or no impact on the Group’s financial statements:
▪Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements
▪Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants
▪Amendments to IFRS 16 Leases: Lease liability in a Sale and Leaseback

Standards Issued but Not Yet Effective
There were a number of standards and interpretations which were issued but not yet effective at December 31, 2024 and therefore have not been adopted within these consolidated financial statements. These amendments are not expected to have a significant impact on disclosures or amounts reported in the Group’s consolidated financial statements in the period of initial application.
Effective for annual periods beginning on or after January 1, 2025:
▪Amendments to IAS 21 The Effect of Changes in Foreign Exchange Rates: Lack of Exchangeability
▪Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
▪Contracts referencing nature-dependent Electricity - Amendments to IFRS 9 and IFRS 7
▪Annual improvements volume 11
▪IFRS 18 Presentation and Disclosure in Financial Statements
▪IFRS 19 Subsidiaries without Public Accountability: Disclosures
BASIS OF CONSOLIDATION
The consolidated financial statements comprise the financial statements of the Group as of December 31, 2024 and 2023 and for each of the three years in the period ended December 31, 2024, 2023 and 2022. Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group. Control is reassessed whenever facts and circumstances indicate that there are changes in control.
All intra-Group assets and liabilities, equity, income, expenses and cash flows arising from transactions between members of the Group are eliminated in full on consolidation.
The material subsidiaries of the Company as of December 31, 2024, all of which have been included in these consolidated financial statements, are as follows:

NAME	PRINCIPAL ACTIVITIES	COUNTRY OF INCORPORATION	OWNERSHIP %
GDC Media Limited	Digital marketing	Ireland	100
GDC Malta Limited	Digital marketing	Malta	100
GDC America, Inc.	Digital marketing	United States	100
Roto Sports, Inc.	Digital marketing	United States	100
BASIS OF GOING CONCERN
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Group is required to evaluate whether there are any material uncertainties related to events or conditions that may cast significant doubt about the Group’s ability to continue as a going concern for a period of at least, but not limited to, 12 months from the date of issuance of these consolidated financial statements. This evaluation includes an assessment of whether the Company can continue to meet its obligations as they become due without substantial disposition of assets outside the ordinary course of business, restructuring of debt, revisions of its operations or similar actions.
The Company has assessed the financial risks facing the business, including macroeconomic events as outlined in Note 3, and compared this risk assessment to the net current asset position. The Company has also reviewed key relationships and is satisfied that the appropriate contracts and contingency plans are in place. The Company has prepared detailed revenue, operating expense and cash flow forecasts as well as sensitivity analyses to assess whether the Company has adequate resources for at least 12 months from the date of the issuance of these consolidated financial statements. Based on the analyses performed, the Company has concluded it has adequate resources to continue in operational existence for at least a period of 12 months from the date of issuance of these consolidated financial statements.

BUSINESS COMBINATIONS

The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the group of assets and activities included, at a minimum, an input and substantive process and whether the acquired asset has the ability to produce the output.

The consideration transferred is measured at fair value as are the identifiable net assets acquired. The fair value of the identifiable net assets acquired is typically based on the estimated market value for the net assets at the time of the acquisition. Any goodwill arising in a business combination is tested for impairment on an annual basis as of December 31 and when there are indicators of impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

FOREIGN CURRENCY TRANSLATION
The following exchange rates were used to translate the financial statements of the Group into USD from EUR:

	Period End (1)	Average for Period (2)	Beginning of Period(1)	Low	High
Year ended December 31,	(EUR per USD)
2024	0.96	0.92	0.91	0.89	0.96
2023	0.91	0.92	0.93	0.89	0.96
2022	0.93	0.95	0.88	0.87	1.05
Transactions and Balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of comprehensive income.
Translation into Reporting Currency
The assets and liabilities of the Company and its primary subsidiaries are translated from the functional currency of the operations to USD, being the reporting currency, using the exchange rates at the reporting date. The Company and its subsidiaries functional currency is Euro, with the exception of GDC America, Inc. and Roto Sports, Inc. which have a functional currency of USD. USD has been selected as the reporting currency to ensure comparability with the financial reports of similar entities. The revenue and expenses are translated into USD using the average exchange rates for the period (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case revenue and expenses are translated at the rates prevailing on the transaction dates). All resulting foreign exchange differences are recognized in other comprehensive income and included in foreign exchange translation reserve in equity.
PROPERTY AND EQUIPMENT
Property and equipment are stated at historical cost less accumulated depreciation and accumulated impairment. Historical cost includes expenditures that are directly attributable to the acquisition of the items.
Subsequent costs are included in the assets’ carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be reliably measured.
All repairs and maintenance are charged to the consolidated statement of comprehensive income during the financial period in which they are incurred.
Depreciation is calculated using the straight-line method to allocate the cost of the assets to their residual values over their estimated useful lives, as follows:

Computer and other office equipment	5 years
Leasehold improvements	The shorter of the remaining lease term or 10 years
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. Gains and losses on disposals of property and equipment are determined by comparing the proceeds with the carrying amount and are recognized, where applicable, within ‘other operating income’ in the consolidated statement of comprehensive income.
INTANGIBLE ASSETS AND GOODWILL
An intangible asset is recognized if it is probable that the expected future economic benefits that are attributable to the asset will flow to the Group and the cost of the asset can be measured reliably. Intangible assets are initially measured at cost. The cost of a separately acquired intangible asset comprises its purchase price and any directly attributable cost of preparing the asset for its intended use. The cost of acquisition of intangible assets for which the consideration comprises an issuance of equity shares is calculated as the fair value of the equity instruments issued in the transaction. Where the cost of a separately acquired intangible asset includes contingent consideration, cost includes the fair value of the contingent consideration as determined on the date of acquisition. Subsequent changes in estimates of the likely outcome of the contingent event are reflected as increases or decreases in the value of the intangible asset. The remaining changes in the value of contingent consideration are recognized as finance expense.
Goodwill represents the excess of the cost of a business combination over the Group's interest in the fair value of identifiable assets, liabilities and contingent liabilities acquired. Costs comprises the fair value of assets given, liabilities assumed and equity instruments issued. Goodwill is capitalized as an intangible asset with any impairment in carrying amount being charged to the consolidated statement of comprehensive income.
Internally Developed Intangible Assets
The Company capitalizes certain development costs related to its technological platform during the development stage. The Company also capitalizes certain costs related to specific upgrades and enhancements when it is probable that expenditures will result in additional functionality of the platform to its customers. The capitalization policy provides for the capitalization of certain payroll and payroll related costs for employees who spent time directly associated with development and enhancements of the technology platform.
Expenditures incurred on development activities are capitalized if it can be demonstrated that all the following criteria are met:
▪It is technically feasible to complete the intangible asset;
▪Adequate resources are available to complete the development;
▪There is an intention to complete and use the intangible asset for the provision of services;
▪The Group is able to use the intangible asset;
▪Use of the intangible asset will generate probable future economic benefits; and
▪Expenditures attributable to the intangible asset can be measured reliably.
Expenditures related to development activities that do not satisfy the above criteria, including expenditures incurred during the preliminary project stage and post implementation activities, are expensed as incurred in the consolidated statement of comprehensive income.
Subsequent expenditure on capitalized intangible assets is capitalized only where it clearly increases the economic benefits to be derived from the asset to which it relates. All other expenditures, including those incurred in order to maintain an intangible asset’s current level of performance, is expensed as incurred. Capitalized intangible assets have a useful life of 60 months, which is reviewed on an annual basis. Capitalized definite-lived intangible assets are amortized over their useful life using straight-line basis.
Externally Purchased Intangible Assets
Separately acquired intangibles include Internet domain names together with related websites and content, customer contracts and customer base as well as an acquired software solution.
Domain names together with the related websites and goodwill have an indefinite useful life when there is evidence based on the analysis of the applicable market trends and circumstances, management plans, expected usage and information about the ongoing cash inflows that the asset will be able to generate cash flows to the Group for an indefinite period. Indefinite-life intangibles are not amortized but are tested for impairment annually as of December 31. In addition, the Group reassesses in each period the assumptions underlying the useful life of indefinite-life intangibles and assigns such assets a finite life if indicated by changes in the applicable facts and circumstances. When this happens, the related assets are also tested for impairment. Finite-life domain names and the related assets are amortized using the straight-line method over the estimated period during which they are expected to continue to generate cash flows for the Group. During the years ended December 31, 2024, 2023 and 2022, the Group had one finite-life mobile app intangible asset, amortized straight-line over its estimated useful life of 48 months.
Customer contracts have a useful life of 12 – 24 months, which are reviewed on an annual basis. Customer contracts are amortized over their useful life using the straight-line method.
Customer base has a useful life of 16 years, which is reviewed on an annual basis. Customer base is amortized over their useful life using the straight-line method.
Content assets recognized as a part of business combinations have a useful life of 1 year, and are amortized over their useful life using straight-line method.

The acquired software solution has a useful life of 5 years, which is reviewed on an annual basis. It is amortized over the useful life using the straight-line method.
Intangible assets are derecognized on disposal or when no future economic benefits are expected from their use or disposal. Gains or losses arising from derecognition represent the difference between the net disposal proceeds, if any, and the carrying amount of intangible assets, and are recognized in the consolidated statement of comprehensive income for the respective period.
IMPAIRMENT ASSESSMENT
Assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Assets that have an indefinite useful life (which are not subject to amortization) are tested annually for impairment. For the purposes of impairment assessment, assets are grouped at the lowest level which generates cash inflows that are largely independent of the cash inflows of the remaining assets (cash-generating units, or “CGU”s). Acquired goodwill is allocated to the cash generating unit that is expected to benefit from the synergy of the combination and tested for impairment as a part of the CGU. During the year ended December 31, 2024, substantially all of the Group’s cash inflows have been generated from performance marketing assets and fantasy sports assets. Following the completed business combinations, the Group determined it has two cash-generating units.
As of December 31, 2024, the Group tested its performance marketing and fantasy sports indefinite-life intangible assets separately for impairment. For the purpose of impairment testing, a full balance of goodwill of $10,800 was allocated to the performance marketing cash generating unit.
The carrying amount of intangible assets (excluding goodwill) with indefinite useful lives have been allocated to the Group’s cash generating units as follows:

	As at December 31,
	2024	2023
Performance marketing, domain names and related websites	100,386	69,971
Fantasy sports, domain names and related websites	8,100	8,100
	108,486	78,071
An impairment loss is recognized as the difference between the carrying amount of the cash-generating unit and its recoverable amount and is accounted for in the consolidated statement of comprehensive income in the period identified. The recoverable amount is the higher of the fair value less costs to sell and value in use.
Where the fair value of an asset less its costs to sell are determinable, and the fair value less costs to sell are estimated to be close to its value in use, the recoverable amount can be assessed for an individual asset. In this instance, an impairment may be recognized at an individual asset level where the fair value less costs to sell and value in use are both negligible.
The recoverable amount of the performance marketing cash-generating unit was determined with value-in-use calculations, and was based on projected cash flows for 2025-2034 in which an average annual rate of growth between 3% and 17% was assumed and a long-term sustainable growth rate of 3% was applied. Management concluded that the length of the projected cash flows is appropriate as it reflects the period until which the company reaches normalized level of growth. The projected cash flows were discounted using a discount rate of 14%. The effective tax rate was estimated at 12.5%.
The recoverable amount of the fantasy sports cash-generating unit was determined with value-in-use calculations, and based on projected cash flows for 2025-2034 in which an average annual rate of growth between 3% and 16% was assumed and a long-term sustainable growth rate of 3% was applied. Management concluded that the length of the projected cash flows is appropriate as it reflects the period until which the company reaches normalized level of growth. The projected cash flows were discounted using a discount rate of 14%. The effective tax rate was estimated between 0% and 25%.
The methods for determining the significant inputs and assumptions are based on experience and expectations regarding market performance. The Group concluded that the recoverable amount is well in excess of the assets’ carrying amount, and accordingly a sensitivity analysis in this regard is not disclosed. Consequently, the Group concluded no impairment charges were necessary.
When a triggering event arises, it may be necessary to test an asset for impairment at an individual asset level. This is the case when the asset’s fair value less costs to sell and value in use are both negligible. As of December 31, 2024 and 2023, no intangible assets were impaired.
Non-financial assets, excluding goodwill, that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.
FINANCIAL ASSETS
Financial assets are classified at initial recognition and subsequently measured at amortized cost, fair value through profit or loss, or fair value through other comprehensive income. The classification of financial assets depends on the assets’ contractual cash flows characteristics and the Group’s model for managing such.
During the year ended December 31, 2024, the Group’s financial assets consist of trade and other receivables and cash and cash equivalents. The Group’s objective for holding financial assets is to hold them to collect contractual cash flows, which are solely payment of principal and interest. Accordingly, these assets are accounted for at amortized cost.
Expected Credit Loss Assessment and Write-offs
The Group recognizes an allowance for Expected Credit Losses (“ECLs”) for all financial assets carried at amortized cost. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and the cash flows that the Group expects to receive.
The Group applies the simplified approach in calculating ECLs for trade receivables. Therefore, the Group does not track changes in credit risk but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The assessment is completed at the end of each reporting period.
Movements in ECLs, including recoveries, are presented within the consolidated statement of comprehensive loss in the period incurred.

At each reporting date, the Group assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Financial assets are written off when there is no reasonable expectation of recovery, such as:
▪Significant financial difficulty of the issuer or obligor;
▪A breach of contract, such as a default or delinquency in interest or principal payments;
▪It becomes probable that the borrower will enter bankruptcy or other financial reorganization; and
▪Observable data indicating that there is a measurable decrease in the estimated future cash flow from a group of financial assets since the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets.
When trade and other receivables have been written off, the Group continues to engage in enforcement activities in order to recover the receivable due. If successful, the recoveries are recognized in profit or loss.
Derecognition
A financial asset is derecognized when:
▪The rights to receive cash flows from the asset have expired; or
▪The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
Trade and other receivables
Trade receivables are amounts due from customers for services performed in the ordinary course of business and are classified as current. Other receivables include prepaid expenses and deposits.
Trade and other receivables are recognized initially at fair value, which due to their comparatively short maturities, approximates their carrying value. They are subsequently measured at amortized cost using the effective interest method, less an expected credit loss allowance. The carrying amount of the asset is reduced through the use of an allowance account, and the amount of the loss is recognized in profit or loss. When a receivable is uncollectible, it is written off against the allowance account for trade and other receivables. Subsequent recoveries of amounts previously written off are credited against profit or loss.
Cash and cash equivalents
Cash and cash equivalents comprise cash at bank, cash in transit and demand deposits that have maturities of three months or less from inception, are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. The carrying value of cash and cash equivalents approximates their fair value based on the short-term nature of such assets and the effect of any fair value differences being negligible.
FINANCIAL LIABILITIES
The Group recognizes a financial liability in its consolidated statement of financial position when it becomes a party to the contractual provisions of the instrument. The Group’s financial liabilities are classified as financial liabilities at fair value through profit or loss and financial liabilities at amortized cost.

Financial liabilities are classified as at fair value through profit or loss if they are classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at fair value through profit or loss are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss on an appropriate basis over the life of the instrument, but no later than when the valuation is wholly supported by observable market data or the transaction is closed out.
Financial liabilities not at fair value through profit or loss are recognized initially at fair value net of transaction costs that are directly attributable to the financial liability. Subsequent measurement of the liabilities differs based on the classification originally applied and is described below.
The Group derecognizes a financial liability from its consolidated statement of financial position when the obligation specified in the contract or arrangement is discharged, cancelled or expires.
During the year ended December 31, 2024, the Group’s financial liabilities consisted of:
Trade and Other Payables
Trade payables comprise obligations to pay for goods and services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities. Trade and other payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.
Borrowings
During March 2024, the Company’s wholly owned subsidiaries, GDC Media Limited, GDC America, Inc., and Roto Sports, Inc., as borrowers, and the Company, as guarantor, entered into a credit agreement with Wells Fargo Bank, National Association, as lender (see Note 14). The loan agreement is accounted for at amortized cost using the effective interest method. The transaction costs directly attributable to the issuance are capitalized as part of the initial carrying amount of the loan and subsequently amortized to profit or loss over its term through the application of the effective interest method.
Contingent consideration
In January 2022, the Group acquired 100% of the issued and outstanding equity interests of NDC Media Limited ("NDC Media"), the operator of BonusFinder.com. The Group agreed to pay the selling shareholders further determined consideration which was contingent on the acquired assets’ performance in the two subsequent years. Contingent consideration was measured as of date of acquisition at fair value through profit and loss and classified as Level 3 financial instrument. Contingent consideration was remeasured at each reporting date and subsequent changes in fair value of contingent consideration are recognized in profit or loss as operating expenses. Measurement of the liability is conducted using option approach methodology.
In April 2023, the Group settled contingent consideration related to the BonusFinder (as defined below) acquisition totaling an aggregate of $20,090 of which $10,178 was paid in cash and $9,912 was paid in ordinary shares of the Group. The payment is reflected in the cash flows partly within investing and partly within operating activities. The portion of the payment related to original estimate of the fair value of contingent consideration of $5,557 is reported within investing activities in the cash flow statement and the portion of the payment related to the increase in the consideration value on account of the fair value movements since the acquisition of $4,621 is reported within operating cash flows.

On June 30, 2023, the Company entered into an agreement with the sellers of BonusFinder which modified terms of the original share purchase agreement relating to the final earnout payment. The agreement terminated the earn-out period early effective as of June 30, 2023. The agreement provided that fixed consideration of EUR18,000 would be paid in two installments, (i) EUR5,000 was paid on July 7, 2023, and (ii) EUR13,000 was paid on April 30, 2024 (see below). As a result of this modification of contingent consideration, effective June 30, 2023, the liability was subsequently presented as deferred consideration of EUR12,239 ($13,511) as of December 31, 2023.
In July 2023, the Company settled the first payment of deferred consideration of EUR5,000 ($5,440). The payment was reflected in the cash flow statement partly within investing activities, being the original estimate of the fair value of $2,543, and partly within the operating activities being the part of the fair value movements after the acquisition of $2,897.
In April 2024, the Group settled the final deferred payment of EUR12,699 ($13,582) in cash to the former shareholders of BonusFinder. This was part of the contingent consideration that became fixed on June 30, 2023 and therefore subsequently presented as deferred consideration. The final settlement was adjusted for an outstanding open working capital balance and acquisition bonus payments to BonusFinder employees. The part of the payment related to original estimate of the fair value of deferred consideration of $5,594, is reported within investing activities in the cash flow statement and the part of the payment related to the increase in the consideration value on account of the fair value movements since the acquisition of $7,156 is reported within operating cash flows. The part of the payment related to the increase in the consideration value on account of the interest element since the modification of $832 is reported within financing cash flows.
Deferred consideration
In January 2022, the Group acquired 100% of the issued and outstanding equity interests of Roto Sports, Inc., the operator of RotoWire.com. The Group agreed to pay the selling shareholders further deferred consideration which was split into two installments to be paid as at the acquisition anniversary date during the two consequential years. Deferred consideration was measured as of date of the acquisition at fair value. Subsequent remeasurement of the consideration are being unwound to its present value and was recognized in profit or loss as finance expenses.
In January 2024 and 2023, the Group made cash payments of deferred consideration in connection with the 2022 acquisition of 100% of the issued and outstanding equity interests of Roto Sports, Inc., totaling an aggregate of $5,000 and $2,500, respectively. The payment is reflected in the cash flow statement partly within investing activities and partly within financing activities. The part of the payment related to original estimate of the fair value of deferred consideration of $4,560 and $2,390, respectively, is reported within investing activities in the cash flow statement and the part of the payment related to the increase in the consideration value on account of the interest element since the acquisition of $440 and $110, respectively, is reported within financing cash flows.
Furthermore, in October 2024, the Group settled the deferred consideration for intangible assets of $10,000 related to the Group’s acquisitions of intangible assets from third parties (see Note 7). The payment is reflected in the cash flow statement partly within investing activities and partly within financing activities. The part of the payment related to the original estimate of the fair value of deferred consideration of $9,539 is reported within investing activities in the cash flow statement and the part of the payment related to the increase in the consideration value on account of the interest element of $461 is reported within financing cash flows.

CONTRACT LIABILITIES

The Group’s contract liabilities from contracts with customers consist primarily of deferred revenue. Deferred revenue is mainly comprised of subscription fees collected for services not yet performed, and therefore, the revenue has not been recognized. Revenue is recognized over time as the services are performed.
ISSUED CAPITAL AND RESERVES
Share Capital
As of the initial public offering date, the Company’s ordinary shares have a nominal value of $nil per share. As of the initial public offering date, the balance of share capital was reclassified to capital reserve as a result of the change in nominal value per share. Prior to the completion of the initial public offering, ordinary shares were classified as equity. Share capital includes the nominal value of ordinary shares issued and outstanding. The excess of the consideration received from the issuance of shares over their nominal value is recognized in the capital reserve.
Capital Reserve
As of the initial public offering date, capital reserve includes consideration received from the issuance of shares and any other contributions made by the shareholders of the Company of a cash or non-cash nature without the issuance of shares. Incremental costs directly attributable to the issuance of new ordinary shares or other shareholder contributions are shown in equity as a deduction, net of tax, from the proceeds. Prior to the initial public offering date, capital reserve comprised of the excess consideration received from the issuance of shares over their nominal value.
Treasury shares
Treasury shares are shares bought back by the Company. The consideration paid, including any directly attributable incremental costs, is deducted from equity attributable to the owners and allocated to a treasury reserve until the shares are cancelled or reissued. Where such ordinary shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs, is included in equity attributable to the owners of the company.
Share Option and Warrants Reserve
The share option and warrants reserve is used to recognize the value of equity-classified share options and warrants, including share-based payments.
Foreign Exchange Translation Reserve
Foreign exchange translation reserve comprises foreign currency translation differences arising from the translation of the assets and liabilities of all Group entities from the functional currency to USD, the reporting currency.
Retained Earnings
Retained earnings includes all current and prior period earnings (losses).
REVENUE RECOGNITION
Performance marketing
The Group generates revenue primarily from commissions derived from referrals of prospective players visiting the Group’s websites or mobile apps to the Group’s customers, who are regulated online gambling operators. Depending on the customer, commission revenue may be earned in the form of ongoing revenue-share fees, one-time fee for each acquired player (cost per acquisition, or CPA, fee), or both, which is referred to as hybrid.

Revenue-share fees represent a set percentage of net gaming revenues the operator generates over the lifetime of the referred player. For the gambling operator, who is the counterparty in a revenue share agreement with the Company, if the referred players, when aggregated together, win amounts greater than the losses they incur during a particular calendar month, this results in negative net revenue for the operator for the applicable period. Under a revenue share agreement with the operator, such negative net revenue is not typically permitted to be carried forward and offset against net operating revenue earned from the same referred players in subsequent calendar months. The gambling operator’s negative net revenue yields no revenue share amount for the Company for the applicable period and, as a result, the Company does not recognize revenue in the corresponding period when the operator has negative net revenue. Because such negative revenue yield is not carried forward to subsequent periods, the Company recognizes revenue in subsequent periods without deductions from carried forward negative revenue yield.

CPA fees are fixed rate fees owed for each player who registers and usually deposits a minimum balance on the operator’s site. Fees generated by each operator during a particular month are paid to the Group shortly after the month-end.
The Group transacts with its customers pursuant to the terms of marketing affiliate agreements and/or insertion orders, which typically do not require a minimum number of player referrals or minimum fees and can be terminated for convenience by either party at any time. Termination or changes in the terms of these agreements do not typically affect the rights of the parties or the fees earned or to be earned with respect to the players previously referred to the operator.
The Group considers each player referral to be a separate performance obligation. It is satisfied at the point in time when the referral is accepted by the relevant operator. The Group is not involved in the operator’s delivery of gaming or gambling services to players. Digital marketing activities of the Group and its subsidiaries are primarily to compile and to present content focused on prospective player education and engagement on websites and are not considered distinct services rendered to the operator customers.
CPA fees for each player referral are recognized when earned upon acceptance of the referral by the operator. Revenue-share fees for each referral are considered variable consideration and are only recognized to the extent it is probable that no significant reversal of cumulative revenue recognized for this referral will occur when the ultimate fees are known. Although performance is complete when the referral is accepted, the ultimate revenue-sharing fees from the referral are subject to significant uncertainties, including how long the referred player will remain active, the size and frequency of the wager amounts, and the patterns of wins and losses. These factors vary significantly between markets as well as between individual operators and are further influenced by competition from other entertainment channels, taxation and regulatory developments, disruptive events such as the COVID-19 pandemic, as well as general conditions of the economy. Consequently, revenue-share fees are considered constrained and not included in the transaction price and not recognized until earned during each month based on the relevant player’s activities. Revenue-share fees recognized by the Company are based on the revenues generated and expenses incurred by the customers and depend on the customers’ calculations, which could be subject to miscalculations or deliberate misrepresentation. The Company monitors revenues by customer to corroborate the amounts reported.
The Group has no material obligations for discounts, incentives or refunds of commissions subsequent to completion of performance obligations.
Other revenues are derived from promotion services whereby the Company charges a fixed fee for providing a prominent position to a customer on the Company’s website(s). The Company also generates revenue from fixed tenancy fees for operators who desire to be listed and critically reviewed on the Company’s sites. Control of the promotion service is transferred over time because the operators consume the benefit of the service in real-time as it is being rendered. Therefore, these revenues are recognized straight-line over the applicable service period, with variable fees generally recognized as earned.
Subscription
Following the acquisition of Roto Sports, the Group generates a portion of its revenue from data subscriptions and content syndication whereby a customer subscribes to these services over a period of time. The revenue is recognized straight-line over the duration of the subscription as the performance obligations are satisfied. The Company records deferred revenue upon execution of subscriptions when the subscription plan requires upfront payment.

Advertising and other
Advertising and other revenues include tenancy and listing fees. The revenue is recognized straight-line over the duration of an agreement as the performance obligations are satisfied. The Group has no material obligations for discounts, incentives or refunds of commissions subsequent to completion of performance obligations.
There are no incremental costs to obtain and no costs to fulfill contracts with customers eligible to be capitalized.
COST OF SALES

Cost of sales are costs considered directly attributable to the generation of revenue and include, in relation to the generation of performance marketing revenue, license fees incurred as part of agreements with media partners and, in relation to the generation of subscription revenue on certain websites of the Group, data purchases, payment processing fees and hosting fees. Such expenses are recognized as incurred. External content costs associated with the creation of articles that are published on the Company’s and its media partnership websites and made available free-of-charge to all website users are not considered costs of sales as no revenue is earned directly from the publication of such articles Such expenses are recognized as incurred.
During the years ended December 31, 2024, 2023 and 2022 the Company entered into agreements with media partners under which license fees are paid. License fees are computed as revenue share, and in certain cases, these agreements include minimum revenue share payments which are recognized over the duration of the arrangement as the obligations of the Company and its media partner are satisfied.
FINANCE INCOME AND EXPENSES
Finance income comprises of unrealized/realized currency gains and interest received from cash and cash equivalent balances.
Finance expenses comprises of (i) deemed interest charged under IFRS 16; (ii) bank and other finance charges; (iii) deferred consideration unwinding; (iv) interest expenses on borrowings; and (v) unrealized/realized currency losses. Interest expense is recognized as it accrues in profit or loss, using the effective interest method.
CURRENT AND DEFERRED TAX
The tax expense for the period comprises current and deferred tax. Tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
Deferred tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences.
Deferred tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred tax asset is realized, or the deferred tax liability is settled.
Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.
WARRANTS
Proceeds from the issue of common share purchase warrants (warrants) treated as equity are recorded as a separate component of equity. Costs incurred on the issuance of warrants are netted against proceeds. Warrants issued with common shares are measured at fair value at the date of issue using an appropriate pricing model as indicated in IFRS 9, and incorporates certain input assumptions including the warrant exercise price, risk-free interest rate, expected warrant life and expected share price volatility. The fair value for equity-
classified warrants is included in the share option and warrant reserve component of equity and is transferred to share capital and capital reserve on exercise.
SHARE-BASED PAYMENTS
The Company has operated equity-settled share-based compensation plans since 2020. Through these plans, the Group has received services from employees and consultants as consideration for share-based compensation. The fair value of the assets acquired, or services received in exchange for the grant of share-based compensation is recognized as an expense.
The total amount to be expensed is determined by the fair value of the stock options, Restricted Share Units (“RSUs”) or shares granted, which is estimated:
▪including the impact of any market performance conditions (for example, an entity’s share price);
▪excluding the impact of any service and non-market performance vesting conditions (for example, profitability, sales growth targets and remaining an employee of the entity over a specified time period); and
▪including the impact of any non-vesting conditions (for example, the requirement for employees to hold shares for a specific period of time).
With regards to stock options, at the end of each reporting period, the Company revises its estimates of the number of options that are expected to vest based on the non-market performance and service vesting conditions. For options with market-based performance vesting conditions, the initial amount to be expensed is not revised unless the grantee’s service is terminated prior to the end of the original estimated period required to satisfy the vesting condition, or unless the vesting conditions are met prior to the end of this period. The Company recognizes the impact of the revision to original estimates, if any, in the consolidated statement of comprehensive income, with a corresponding adjustment to equity. When the options are exercised, the Company, or another entity at the request of the Company, transfers shares to the option holder. For grants of options to the employees and consultants, the fair value of services received is measured by reference to the grant date fair value of the options using the Black-Scholes model.

During the year ended December 31, 2024, the Group granted RSUs to employees and key management and executive directors. The RSUs vest 25% annually and become non-forfeitable over four years from the date of grant, subject to continuing employment. The fair value of the RSUs is based on the fair market value of the Company’s ordinary shares on the date of grant and is amortized over the vesting period, net of actual forfeitures in the period.
During the years ended December 31, 2024, 2023 and 2022, the Group granted restricted shares to non-executive directors. Restricted shares are issued to the non-executive directors as of date of grant and are subject to a one-year lock-up from the date of the grant (2023: one year; and 2022: between one and three years). The shares are fair valued on the date of the grant using Finnerty model, and costs are recognized in full upon the grant.
In addition, the Board has previously issued warrants to purchase common stock to eligible participants in exchange for cash consideration paid by the recipient at the warrant market value on the grant date. If the warrants are not issued in exchange for consideration at least equal to their fair value on the issuance date, or if the Company funds the purchase of the warrants, the warrants are considered compensation. Such warrants are classified as equity-settled share-based payment transactions if they are to be settled in shares or if the manner of settlement is outside the control of the warrant holder and settlement in shares is expected. Such warrants are measured at fair value on the grant date. The fair value of the warrants is determined using the Black-Scholes option pricing model. At December 31, 2020, one of the warrants provided for contingent net settlement in cash as a forward instrument, with the net settlement price based on a formula, in the event of termination of the holder’s employment within a stated period. This warrant was considered to be cash-settled and was liability-classified as of December 31, 2020. In June 2021, liability - classified warrant was reclassified as equity as, through an addendum, it was no longer considered cash-settled. The warrant was repurchased for cash consideration of $800 during the year ended December 31, 2022.
LEASES
The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Group leases office premises in countries of its operation and applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities for future remaining lease payments and right-of-use assets representing the right to use the underlying assets.
Right-of-use Assets
The Group recognizes a right-of-use asset at the lease commencement date (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurements of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, lease payments made at or before the commencement date less any lease incentives received, initial direct costs incurred, and restoration costs.
Right-of-use assets are depreciated over the shorter of the lease term or the useful life of the right-of-use asset using the straight-line method.
Lease Liabilities
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of the following payments, when applicable:
▪Fixed payments (including in-substance fixed payments), less any lease incentives receivable;
▪Variable lease payments that are based on an index or a rate;
▪Expected payments under residual value guarantees;
▪The exercise price of purchase options, where exercise is reasonably certain;
▪Lease payments in optional renewal periods, where exercise of extension options is reasonably certain; and
▪Penalty payments for the termination of a lease if the lease term reflects the exercise of the respective termination option.
Lease payments are discounted using the incremental borrowing rate that the lessee would have to pay to borrow funds under a secured loan with similar terms to those of the lease, to obtain an asset of value similar to the right-of-use asset in a similar economic environment. During the year ended December 31, 2024, the incremental borrowing rates for entities based in the United States and Europe were estimated at 6% and 4%, respectively. During the years ended December 31, 2023 and 2022, the incremental borrowing rate was estimated at 6% and 7%, respectively.
Lease liabilities are subsequently measured at amortized cost using the effective interest method. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, or a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments).
For short-term or low-value leases, the Group recognizes lease expense in the consolidated statement of comprehensive income on a straight-line basis over the period of the lease.
SEGMENT REPORTING
An operating segment is a part of the Group that conducts business activities from which it can generate revenue and incur costs, and for which independent financial information is available. Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer (“CEO”). The CEO reviews the Group consolidated reports distributed internally on a monthly basis, and includes key metrics such as new depositing customers, revenue, operating expenses, and adjusted EBITDA (defined as EBITDA adjusted to exclude the effect of non-recurring items, significant non-cash items, share-based payment expense, foreign exchange gains (losses), fair value of contingent consideration, and other items that our board of directors believes do not reflect the underlying performance of the business, including acquisition related expenses, such as acquisition related costs and bonuses). The Group does not divide its operations into different segments, and the CODM operates and manages the Group’s entire operations as one segment, which is consistent with the Group’s internal organization and reporting system.
As at December 31, 2024 and 2023, geographic analysis of the Group’s non-current assets, excluding deferred tax assets, was as follows:

	As at December 31,
	2024	2023
Ireland	108,794	75,858
United States	27,232	24,398
Other	1,250	112
	137,276	100,368